Credit Risk - Management VaR (95%) by asset class (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Disclosure of financial assets [line items]
VaR increase	80.00%
Average
Disclosure of financial assets [line items]
Value at risk	£ 27	£ 15	£ 22
Average | Credit risk
Disclosure of financial assets [line items]
Value at risk	16	10	18
Average | Interest rate risk
Disclosure of financial assets [line items]
Value at risk	10	5	8
Average | Equity risk
Disclosure of financial assets [line items]
Value at risk	10	8	10
Average | Basis risk
Disclosure of financial assets [line items]
Value at risk	9	4	7
Average | Spread risk
Disclosure of financial assets [line items]
Value at risk	5	4	4
Average | Foreign exchange risk
Disclosure of financial assets [line items]
Value at risk	10	4	3
Average | Commodity risk
Disclosure of financial assets [line items]
Value at risk	0	0	0
Average | Inflation risk
Disclosure of financial assets [line items]
Value at risk	6	3	2
Average | Diversification effect
Disclosure of financial assets [line items]
Value at risk	(39)	(23)	(30)
Favourable changes
Disclosure of financial assets [line items]
Value at risk	43	34	36
Favourable changes | Credit risk
Disclosure of financial assets [line items]
Value at risk	24	13	30
Favourable changes | Interest rate risk
Disclosure of financial assets [line items]
Value at risk	19	9	15
Favourable changes | Equity risk
Disclosure of financial assets [line items]
Value at risk	29	29	15
Favourable changes | Basis risk
Disclosure of financial assets [line items]
Value at risk	24	7	10
Favourable changes | Spread risk
Disclosure of financial assets [line items]
Value at risk	10	6	6
Favourable changes | Foreign exchange risk
Disclosure of financial assets [line items]
Value at risk	25	16	6
Favourable changes | Commodity risk
Disclosure of financial assets [line items]
Value at risk	1	1	1
Favourable changes | Inflation risk
Disclosure of financial assets [line items]
Value at risk	17	5	3
Unfavourable changes
Disclosure of financial assets [line items]
Value at risk	13	6	13
Unfavourable changes | Credit risk
Disclosure of financial assets [line items]
Value at risk	8	7	9
Unfavourable changes | Interest rate risk
Disclosure of financial assets [line items]
Value at risk	4	4	4
Unfavourable changes | Equity risk
Disclosure of financial assets [line items]
Value at risk	4	4	6
Unfavourable changes | Basis risk
Disclosure of financial assets [line items]
Value at risk	4	3	4
Unfavourable changes | Spread risk
Disclosure of financial assets [line items]
Value at risk	3	3	3
Unfavourable changes | Foreign exchange risk
Disclosure of financial assets [line items]
Value at risk	2	1	2
Unfavourable changes | Commodity risk
Disclosure of financial assets [line items]
Value at risk	0	0	0
Unfavourable changes | Inflation risk
Disclosure of financial assets [line items]
Value at risk	£ 3	£ 2	£ 2